Related Party Transactions, Balances and Loans - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 05, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 23, 2025	Dec. 31, 2024	Dec. 31, 2022	Jan. 11, 2022
Related Party Transaction [Line Items]
Debt Instrument Outstanding Principal Balance				$ 15,750,000
Debt Instrument Outstanding Accrued Interest				47,000
Kaisa Property Management (Shenzhen) Co., Ltd
Related Party Transaction [Line Items]
Property management fees		$ 1,100,000
IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Debt instrument outstanding balance		12,000,000	$ 14,200,000		$ 12,900,000	$ 15,000,000
Amount Of Principal And Capitalized Interest Outstanding	$ 4,338,791,000
Debt instrument capitalized interest		900,000	1,500,000		1,300,000	900,000
IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Debt instrument outstanding balance		3,000,000	3,500,000		3,200,000	3,800,000
Amount Of Principal And Capitalized Interest Outstanding	$ 1,102,707,000
Debt instrument capitalized interest		$ 200,000	$ 400,000		$ 300,000	$ 300,000
Settlement and Release Agreements [Member] | British Virgin Island [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	231,167
Amount Of Principal And Capitalized Interest Outstanding	$ 404,541.53
Settlement and Release Agreements [Member] | IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Amount Of Principal And Capitalized Interest Outstanding	$ 4,338,791
Stock issued during period, shares, new issues	2,479,309
Shares issued, price per share	$ 1.75
Settlement and Release Agreements [Member] | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Other	630,118
Amount Of Principal And Capitalized Interest Outstanding	$ 1,102,707
Stock issued during period, shares, new issues	861,285
Shares issued, price per share	$ 1.75
Private Placement [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	8,821,273
Sale of Stock, Consideration Received on Transaction	$ 15,400,000
Share Repurchase Program, Authorized, Number of Shares	2,857,143
Shares issued, price per share	$ 1.75
Private Placement [Member] | IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Share Repurchase Program, Authorized, Amount	$ 5,000,000
Private Placement [Member] | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Share Repurchase Program, Authorized, Number of Shares	2,285,714
Share Repurchase Program, Authorized, Amount	$ 4,000,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Annual Principal Payment				$ 12,000,000
Promissory Notes [Member] | IAT Insurance Group Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 15,000,000
Promissory Notes [Member] | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							5,000,000
Debt instrument not withdrawn							$ 1,250,000
Debt instrument, interest rate							10.00%
Debt instrument, fee amount							$ 3,750,000
Promissory Notes [Member] | CHINA | IsZo Capital Management L P [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate							4.75%